SHARE BASED LIABILITIES - Liability Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes In Liabilities From Share-Based Payment Transactions [Roll Forward]
Opening liability	$ 2,116	$ 436
Share based payment expense	2,564	2,222
Redeemed DSUs and phantom share units (cash payments)	0	(65)
Foreign currency translation	16,902	(2,209)
Total share based payment liability	4,276	2,116
Current portion of share based payment liability	4,276	1,898
Share based liabilities	0	218
DSU's and Phantom share units
Changes In Liabilities From Share-Based Payment Transactions [Roll Forward]
Redeemed DSUs and phantom share units (cash payments)	(441)	(605)
Foreign currency translation	$ 37	$ 63